PGIM S&P 500 Buffer 20 ETF - January Average Annual Total Returns		12 Months Ended
	Dec. 01, 2025	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.31%	[1]	23.31%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		11.72%		11.82%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.72%		11.82%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.93%		7.00%
Performance Inception Date	Dec. 29, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.